Supplemental Cash Flow Information - Changes in Non-Cash Working Capital Items Related to Operating Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Accounts receivable	$ 22,320	$ (54,830)	$ 34,669
Prepaid expenses and other assets	(2,104)	(6,618)	5,983
Accounts payable and accrued liabilities	(32,800)	43,113	38,627
Advances (to) from affiliate	(70,643)	51,841	(5,061)
Change in non-cash working capital items related to operating activities	$ (83,227)	$ 33,506	$ 74,218